Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Summary of Financial Information Regarding Qualified, Non-Qualified and Internationals Plans

Financial information regarding the Qualified, Non-Qualified and International plans is shown below:

	2017		2016		2015
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Interest cost	86	3	24	6	7	9
Expected return on plan assets	(153)	—	(48)	(7)	(11)	(13)
Amortization of actuarial loss	17	1	6	1	—	1
Settlement	—	—	1	—	—	—
Net periodic benefit income	$(50)	$4	$(17)	$—	$(4)	$(3)

Weighted average assumption used to calculate net periodic benefit expense:
Discount rate	4.3%	4.3%	3.8%	3.8%	4.2%	3.8%
Expected return on plan assets	6.9%	7.9%	7.2%	7.2%	6.5%	6.3%

Reconciliation of Benefit Obligation, Plan Assets and Unfunded Status of Plans

	2017		2016
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Benefit obligation at beginning of year	$2,439	$92	$168	$220
Interest cost	86	3	24	6
Actuarial loss (gain)	169	5	(186)	(7)
Settlement	—	—	(30)	—
Foreign currency translation	—	—	—	(27)
Benefits paid	(122)	(5)	(39)	(10)
Plan transfers from parent company	—	—	2,502	97
Plan transfers to parent company	—	—	—	(187)
Benefit obligation at end of year	$2,572	$95	$2,439	$92

Fair value of plan assets at beginning of year	$2,249	$2	$169	$220
Actual return on assets	357	—	(93)	9
Settlement	—	—	(30)	—
Employer contributions	—	6	1	4
Foreign currency translation	—	(1)	—	(27)
Separation-related adjustment	(6)	—	—	—
Plan transfers from parent company	—	—	2,241	—
Plan transfers to parent company	—	—	—	(194)
Benefits paid	(122)	(5)	(39)	(10)
Fair value of plan assets at end of year	$2,478	2	$2,249	$2

Unfunded status at end of year	$(94)	$(93)	$(190)	$(90)

Amounts Recognized on Consolidated Balance Sheets

	2017		2016
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Prepaid pension cost (included in other noncurrent assets)	$—	$—	$4	$—
Accrued benefit cost (included in accrued liabilities)	—	(5)	—	(5)
Pension liabilities	(94)	(88)	(194)	(85)
Net liabilities recognized in the consolidated balance sheets	$(94)	$(93)	$(190)	$(90)

Amounts in Accumulated Other Comprehensive Loss

The amounts included in accumulated other comprehensive loss in the consolidated balance sheets, excluding tax effects, that have not been recognized as components of net periodic cost at December 31, 2017 and 2016 were as follows:

	2017		2016
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Accumulated other comprehensive loss
Net actuarial loss	$(674)	$(29)	$(727)	$(25)
Total	$(674)	$(29)	$(727)	$(25)

Amounts Recognized in Other Comprehensive Loss

The pre-tax amounts recognized in other comprehensive loss in 2017 as components of net periodic costs were as follows:

	Qualified	Non-Qualified & International
Amortization of:
Net actuarial loss	$17	$1
Amounts arising during the period:
Net actuarial gain (loss)	36	(5)
Total	$53	$(4)

Amounts in Accumulated Other Comprehensive Loss Expected to be Recognized Next Fiscal Year

Actuarial gains and losses in excess of 10.0% of the greater of the projected benefit obligation or the market-related value of plan assets were recognized as a component of net periodic benefit costs over the average remaining service period of a plan’s active employees. Unrecognized prior service costs or credits are also recognized as a component of net periodic benefit cost over the average remaining service period of a plan’s active employees. The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit costs in 2018 are shown below:

	Qualified	Non-Qualified & International
Amortization of:
Net actuarial loss	$19	$1

Weighted-Average Assumptions Used to Determine Net Benefit Obligation

The weighted-average assumptions used to determine the net benefit obligation at the measurement date were as follows:

	2017		2016
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Discount rate	3.7%	3.8%	4.3%	4.3%

Summary of Projected Benefit Obligations in Excess of Plan Assets

The following table provides a summary of pension plans with projected benefit obligations in excess of plan assets as of December 31, 2017 and 2016:

	2017		2016
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Projected benefit obligation	$2,572	$95	$2,306	$92
Fair value of plan assets	2,478	2	2,112	2

Accumulated Benefit Obligations in Excess of Plan Assets

The following table provides a summary of pension plans with accumulated benefit obligations in excess of plan assets as of December 31, 2017 and 2016:

	2017		2016
	Qualified	Non-Qualified & International	Qualified	Non-Qualified & International
Accumulated benefit obligation	$2,572	$94	$2,306	$90
Fair value of plan assets	2,478	2	2,112	1

Expected Benefit Payments	Benefit payments are expected to be paid as follows:

	Qualified	Non-Qualified & International
2018	$127	5
2019	131	5
2020	135	6
2021	138	6
2022	143	6
2023-2027	746	30

Allocation of Plan Assets, Pension Plan

The fair values of the Company’s pension plan assets at December 31, 2017 and 2016, by asset category were as follows:

	December 31, 2017			December 31, 2016
Asset Category	Total	Level 1	Level 2	Total	Level 1	Level 2
Cash and cash equivalents	$82	$52	$30	$80	$50	$30
Equity	636	636	—	595	595	—
Fixed income	1,062	—	1,062	802	—	802
Derivatives and other	1	—	1	—	—	—
Investments measurement at NAV as a practical expedient	699	—	—	774	—	—
Total	$2,480	$688	$1,093	$2,251	$645	$832

Schedule of Multiemployer Pension Plan

During the years ended December 31, 2017, 2016 and 2015, the Company recorded restructuring, impairment and other charges relating to multiemployer pension plan withdrawal obligations of:

Year Ended December 31	Unrelated to Facility Closures	Related to Facility Closures	Total
2017	$4	$1	$5
2016	$3	$2	$5
2015	$3	$1	$4